Business Segment Data - Reconciliation of Segment Information (FY) (Details) - USD ($) $ in Thousands	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues:	$ 476		$ 456	$ 223		$ 700	$ 447	$ 764	$ 1,117
Interest Expense:	2,937		1,330	99		4,699	590	1,633	1,367
Interest Income:	290		198	56		514	142	333	143
Depreciation and Amortization Expense:	5,634		5,455	64		11,182	69	146	8
Net Loss:	(141,275)	$ (253,674)	(70,093)	(11,314)	$ (7,526)	(394,949)	(18,840)	(28,198)	(30,984)
Capital Expenditures:	15		266	66		932	706	736	645
Other
Segment Reporting Information [Line Items]
Revenues:	249		250	250		499	501	750	1,198
Interest Expense:	2,747		1,240	44		4,382	99	1,069	328
Interest Income:	290		198	56		510	142	326	129
Depreciation and Amortization Expense:	5		0	0		5	0	0	0
Net Loss:	(18,767)		(61,335)	(7,005)		(28,132)	(8,403)	(11,546)	(20,367)
Capital Expenditures:	0		0	0		0	0	0	0
Eliminations
Segment Reporting Information [Line Items]
Revenues:	(27)		(27)	(27)		(54)	(54)	(81)	(81)
Technology Segment
Segment Reporting Information [Line Items]
Revenues:	254		233	0		255	0	95	0
Interest Expense:	190		90	55		317	491	564	1,039
Interest Income:	0		0	0		4	0	7	14
Technology Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues:	254		233	0		255	0	95	0
Interest Expense:	190		90	55		317	491	564	1,039
Interest Income:	0		0	0		4	0	7	14
Depreciation and Amortization Expense:	5,629		5,455	64		11,177	69	146	8
Net Loss:	(122,508)		(8,758)	(4,309)		(366,817)	(10,437)	(16,652)	(10,617)
Capital Expenditures:	$ 15		$ 266	$ 66		$ 932	$ 706	$ 736	$ 645